SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net income	$ 1,165,400,000	$ 902,300,000	$ 1,015,500,000
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of equity-based compensation	64,900,000	63,400,000	50,500,000
(Gains) losses on extinguishment of debt	4,300,000	1,800,000	100,000
Changes in:
Accounts payable, accrued expenses, and other liabilities	165,000,000	123,600,000	35,500,000
Income taxes	57,800,000	19,800,000	28,400,000
Other, net	(28,100,000)	(10,400,000)	5,900,000
Net cash provided by operating activities	1,899,900,000	1,691,400,000	1,497,900,000
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	(1,356,500,000)	(264,900,000)	(744,900,000)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0	500,000	22,400,000
Tax benefit from exercise/vesting of equity-based compensation	10,300,000	5,800,000	6,400,000
Net proceeds from debt issuance	0	0	491,900,000
Payment of debt	(150,000,000)	(350,000,000)	0
Reacquisition of debt	(58,100,000)	(32,500,000)	(15,000,000)
Acquisition of treasury shares	(273,400,000)	(174,200,000)	(997,800,000)
Net cash used in financing activities	(646,800,000)	(1,404,100,000)	(755,700,000)
Increase (decrease) in cash	(104,000,000)	23,400,000	(3,200,000)
Cash, Beginning of year	179,100,000	155,700,000	158,900,000
Cash, End of year	75,100,000	179,100,000	155,700,000
Parent Company
Cash Flows From Operating Activities:
Net income	1,165,400,000	902,300,000	1,015,500,000
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(117,500,000)	(193,100,000)	(225,700,000)
Amortization of equity-based compensation	2,100,000	2,000,000	2,100,000
(Gains) losses on extinguishment of debt	4,300,000	1,800,000	100,000
Changes in:
Intercompany receivable	(11,400,000)	(58,600,000)	(58,500,000)
Accounts payable, accrued expenses, and other liabilities	19,400,000	300,000	4,500,000
Income taxes	(55,800,000)	21,700,000	(3,400,000)
Other, net	(16,300,000)	(9,900,000)	4,200,000
Net cash provided by operating activities	990,200,000	666,500,000	738,800,000
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(13,900,000)	(36,100,000)	(11,800,000)
Payments for Advance to Affiliate	(4,000,000)	0	0
(Paid to) received from investment subsidiary	(325,500,000)	773,700,000	23,600,000
Net cash provided by (used in) investing activities	(343,400,000)	737,600,000	11,800,000
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0	500,000	22,400,000
Tax benefit from exercise/vesting of equity-based compensation	10,300,000	5,800,000	6,400,000
Net proceeds from debt issuance	0	0	497,000,000
Payment of debt	(150,000,000)	(350,000,000)	0
Reacquisition of debt	(58,100,000)	(32,500,000)	(15,000,000)
Dividends paid to shareholders	(175,600,000)	(853,700,000)	(263,600,000)
Acquisition of treasury shares	(273,400,000)	(174,200,000)	(997,800,000)
Net cash used in financing activities	(646,800,000)	(1,404,100,000)	(750,600,000)
Increase (decrease) in cash	0	0	0
Cash, Beginning of year	0	0	0
Cash, End of year	$ 0	$ 0	$ 0